Offerings	Jul. 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Offering Note

(1)

There are being registered hereunder such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants to purchase common stock, preferred stock or debt securities, rights to purchase common stock, preferred stock, units and other securities and units as may be sold by the Registrant from time to time. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The Registrant will determine, from time to time, the proposed maximum offering price per unit in connection with its issuance of the securities the Registrant is registering under this registration statement. The securities registered also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per unit will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to pursuant to Item 16(b) of Form S-3 under the Securities Act.

The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fees, other than in connection with $500,000,000 of the Registrant’s common stock that may be issued and sold from time to time under that certain At-The-Market Equity Offering Sales Agreement, dated as of July 29, 2026, by and among Viking Therapeutics, Inc., Stifel, Nicolaus & Company, Incorporated, Piper Sandler & Co., Cantor Fitzgerald & Co., Oppenheimer & Co. Inc and Canaccord Genuity LLC (the “ATM Offering”). In connection with the securities offered hereby other than pursuant to the ATM Offering, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.00001 par value per share
Offering Note

(1)

There are being registered hereunder such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants to purchase common stock, preferred stock or debt securities, rights to purchase common stock, preferred stock, units and other securities and units as may be sold by the Registrant from time to time. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The Registrant will determine, from time to time, the proposed maximum offering price per unit in connection with its issuance of the securities the Registrant is registering under this registration statement. The securities registered also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per unit will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to pursuant to Item 16(b) of Form S-3 under the Securities Act.

The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fees, other than in connection with $500,000,000 of the Registrant’s common stock that may be issued and sold from time to time under that certain At-The-Market Equity Offering Sales Agreement, dated as of July 29, 2026, by and among Viking Therapeutics, Inc., Stifel, Nicolaus & Company, Incorporated, Piper Sandler & Co., Cantor Fitzgerald & Co., Oppenheimer & Co. Inc and Canaccord Genuity LLC (the “ATM Offering”). In connection with the securities offered hereby other than pursuant to the ATM Offering, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note

(1)

There are being registered hereunder such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants to purchase common stock, preferred stock or debt securities, rights to purchase common stock, preferred stock, units and other securities and units as may be sold by the Registrant from time to time. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The Registrant will determine, from time to time, the proposed maximum offering price per unit in connection with its issuance of the securities the Registrant is registering under this registration statement. The securities registered also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per unit will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to pursuant to Item 16(b) of Form S-3 under the Securities Act.

The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fees, other than in connection with $500,000,000 of the Registrant’s common stock that may be issued and sold from time to time under that certain At-The-Market Equity Offering Sales Agreement, dated as of July 29, 2026, by and among Viking Therapeutics, Inc., Stifel, Nicolaus & Company, Incorporated, Piper Sandler & Co., Cantor Fitzgerald & Co., Oppenheimer & Co. Inc and Canaccord Genuity LLC (the “ATM Offering”). In connection with the securities offered hereby other than pursuant to the ATM Offering, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(1)

There are being registered hereunder such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants to purchase common stock, preferred stock or debt securities, rights to purchase common stock, preferred stock, units and other securities and units as may be sold by the Registrant from time to time. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The Registrant will determine, from time to time, the proposed maximum offering price per unit in connection with its issuance of the securities the Registrant is registering under this registration statement. The securities registered also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per unit will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to pursuant to Item 16(b) of Form S-3 under the Securities Act.

The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fees, other than in connection with $500,000,000 of the Registrant’s common stock that may be issued and sold from time to time under that certain At-The-Market Equity Offering Sales Agreement, dated as of July 29, 2026, by and among Viking Therapeutics, Inc., Stifel, Nicolaus & Company, Incorporated, Piper Sandler & Co., Cantor Fitzgerald & Co., Oppenheimer & Co. Inc and Canaccord Genuity LLC (the “ATM Offering”). In connection with the securities offered hereby other than pursuant to the ATM Offering, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note

(1)

There are being registered hereunder such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants to purchase common stock, preferred stock or debt securities, rights to purchase common stock, preferred stock, units and other securities and units as may be sold by the Registrant from time to time. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The Registrant will determine, from time to time, the proposed maximum offering price per unit in connection with its issuance of the securities the Registrant is registering under this registration statement. The securities registered also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per unit will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to pursuant to Item 16(b) of Form S-3 under the Securities Act.

The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fees, other than in connection with $500,000,000 of the Registrant’s common stock that may be issued and sold from time to time under that certain At-The-Market Equity Offering Sales Agreement, dated as of July 29, 2026, by and among Viking Therapeutics, Inc., Stifel, Nicolaus & Company, Incorporated, Piper Sandler & Co., Cantor Fitzgerald & Co., Oppenheimer & Co. Inc and Canaccord Genuity LLC (the “ATM Offering”). In connection with the securities offered hereby other than pursuant to the ATM Offering, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Offering Note

(1)

There are being registered hereunder such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants to purchase common stock, preferred stock or debt securities, rights to purchase common stock, preferred stock, units and other securities and units as may be sold by the Registrant from time to time. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The Registrant will determine, from time to time, the proposed maximum offering price per unit in connection with its issuance of the securities the Registrant is registering under this registration statement. The securities registered also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per unit will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to pursuant to Item 16(b) of Form S-3 under the Securities Act.

The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fees, other than in connection with $500,000,000 of the Registrant’s common stock that may be issued and sold from time to time under that certain At-The-Market Equity Offering Sales Agreement, dated as of July 29, 2026, by and among Viking Therapeutics, Inc., Stifel, Nicolaus & Company, Incorporated, Piper Sandler & Co., Cantor Fitzgerald & Co., Oppenheimer & Co. Inc and Canaccord Genuity LLC (the “ATM Offering”). In connection with the securities offered hereby other than pursuant to the ATM Offering, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note

(1)

There are being registered hereunder such indeterminate amount of common stock, preferred stock, depositary shares, debt securities, warrants to purchase common stock, preferred stock or debt securities, rights to purchase common stock, preferred stock, units and other securities and units as may be sold by the Registrant from time to time. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The Registrant will determine, from time to time, the proposed maximum offering price per unit in connection with its issuance of the securities the Registrant is registering under this registration statement. The securities registered also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price per unit will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to pursuant to Item 16(b) of Form S-3 under the Securities Act.

The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fees, other than in connection with $500,000,000 of the Registrant’s common stock that may be issued and sold from time to time under that certain At-The-Market Equity Offering Sales Agreement, dated as of July 29, 2026, by and among Viking Therapeutics, Inc., Stifel, Nicolaus & Company, Incorporated, Piper Sandler & Co., Cantor Fitzgerald & Co., Oppenheimer & Co. Inc and Canaccord Genuity LLC (the “ATM Offering”). In connection with the securities offered hereby other than pursuant to the ATM Offering, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050
Offering Note

(2)

The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fees, other than in connection with $500,000,000 of the Registrant’s common stock that may be issued and sold from time to time under the ATM Offering.